Discontinued operations and assets and liabilities held for sale - Discontinued operations (Details) € / shares in Units, ₨ / shares in Units, € in Millions, ₨ in Billions		5 Months Ended	12 Months Ended
	Mar. 20, 2017	Aug. 31, 2018 EUR (€)	Mar. 31, 2019 EUR (€) € / shares	Mar. 31, 2018 EUR (€) € / shares	Mar. 31, 2017 EUR (€) € / shares	Apr. 01, 2018 EUR (€)	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2018 EUR (€)	Jan. 04, 2018 EUR (€)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 EUR (€)
Income statement and segment analysis of discontinued operations
Revenue			€ 43,666	€ 46,571	€ 47,631
(Loss)/profit before taxation			(2,613)	3,878	2,792
Income tax credit/(charge)			56	617	973
Loss for the financial year from discontinued operations			€ (3,535)	€ (1,969)	€ (4,107)
Loss per share from discontinued operations
Basic | € / shares			€ (0.1280)	€ (0.0709)	€ (0.1468)
Diluted | € / shares			€ (0.1280)	€ (0.0706)	€ (0.1468)
Total comprehensive expense for the financial year from discontinued operations
Loss for the financial year from discontinued operations			€ (3,535)	€ (1,969)	€ (4,107)
Equity			63,445			€ 70,943		€ 68,607	€ 2,464		€ 73,719	€ 85,136
Vodafone India (excluding interest in Indus Towers)
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)	42.00%
Income statement and segment analysis of discontinued operations
Revenue		€ 1,561		4,648	5,827
Cost of sales		(1,185)		(2,995)	(4,504)
Gross profit		376		1,653	1,323
Selling and distribution expenses		(92)		(237)	(276)
Administrative expenses		(134)		(533)	(703)
Impairment losses (note 4)					(4,515)
Other income and expense				416
Operating profit/(loss)		150		1,299	(4,171)
Financing costs		(321)		(715)	(909)
(Loss)/profit before taxation		(171)		584	(5,080)
Income tax credit/(charge)		56		(308)	973
(Loss)/profit after tax of discontinued operations		(115)		276	(4,107)
Pre-tax loss on the re-measurement of disposal group				(3,170)
Income tax credit				925
After tax loss on the re-measurement of disposal group				(2,245)
Loss on sale of disposal group		€ (3,420)
Loss for the financial year from discontinued operations			€ (3,535)	€ (1,969)	€ (4,107)
Loss per share from discontinued operations
Basic | € / shares			€ (12.80)	€ (7.09)	€ (14.68)
Diluted | € / shares			€ (12.80)	€ (7.06)	€ (14.68)
Total comprehensive expense for the financial year from discontinued operations
Loss for the financial year from discontinued operations			€ (3,535)	€ (1,969)	€ (4,107)
Equity							₨ 223	€ 2,800		₨ 370	€ 5,300
Increased fair value per share | ₨ / shares							₨ 75.9
Indus Towers
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)			12.60%
Vodafone Hutchison Australia Pty Limited
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)			24.95%